Inventories, Net (Details) - Schedule of Inventories - USD ($)		Sep. 30, 2024	Mar. 31, 2024
Schedule of Inventories [Abstract]
Raw materials		$ 1,048,039	$ 1,374,648
Work in process		113,537	235,194
Finished goods		226,465	77,310
Inventory in transit	[1]	579,783	336,304
Inventories		$ 1,967,824	$ 2,023,456

[1]	Inventory in transit represents products shipped but not received by customers as of the balance sheet dates.